Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Property, plant and equipment
Amount at beginning of the year	R 225,472	R 221,308
Additions	30,565	30,943	R 22,613
Additions, to sustain existing operations	24,185	24,464
Additions, to expand operations	6,380	6,479
Reduction in rehabilitation provisions capitalised	(729)	(644)
Finance costs capitalised	1,644	1,074
Assets capitalised or reclassified	(345)	(212)
Reclassification to held for sale		(25)
Reclassification (to)/from held for sale	122
Translation of foreign operations	(5,428)	21,226
Disposals and scrapping	(882)	(1,531)
Current year depreciation charge	(12,867)	(13,820)
Net impairment of property, plant and equipment	(73,963)	(32,847)
Amount at end of the year	163,589	225,472	221,308
Cost
Property, plant and equipment
Amount at beginning of the year	508,566	462,253
Amount at end of the year	517,637	508,566	462,253
Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(283,094)	(240,945)
Amount at end of the year	(354,048)	(283,094)	(240,945)
Land
Property, plant and equipment
Amount at beginning of the year	4,592	4,010
Additions		89
Additions, to sustain existing operations		89
Assets capitalised or reclassified		(33)
Reclassification to held for sale		(8)
Reclassification (to)/from held for sale	(6)
Translation of foreign operations	(148)	577
Disposals and scrapping	(3)	(9)
Net impairment of property, plant and equipment	(196)	(34)
Amount at end of the year	4,239	4,592	4,010
Land | Cost
Property, plant and equipment
Amount at beginning of the year	5,023	4,357
Amount at end of the year	4,849	5,023	4,357
Land | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(431)	(347)
Amount at end of the year	(610)	(431)	(347)
Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	11,258	11,121
Additions	14	32
Additions, to sustain existing operations	14	32
Assets capitalised or reclassified	744	498
Reclassification to held for sale		(10)
Translation of foreign operations	(341)	1,298
Disposals and scrapping	(31)	(41)
Current year depreciation charge	(531)	(556)
Net impairment of property, plant and equipment	(237)	(1,084)
Amount at end of the year	10,876	11,258	11,121
Buildings and improvements | Cost
Property, plant and equipment
Amount at beginning of the year	24,252	21,466
Amount at end of the year	24,248	24,252	21,466
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(12,994)	(10,345)
Amount at end of the year	(13,372)	(12,994)	(10,345)
Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	169,176	150,575
Additions	683	807
Additions, to sustain existing operations	676	732
Additions, to expand operations	7	75
Reduction in rehabilitation provisions capitalised	(47)	(265)
Assets capitalised or reclassified	13,367	23,502
Reclassification to held for sale		(7)
Reclassification (to)/from held for sale	119
Translation of foreign operations	(4,768)	18,817
Disposals and scrapping	(349)	(432)
Current year depreciation charge	(10,391)	(10,631)
Net impairment of property, plant and equipment	(67,450)	(13,190)
Amount at end of the year	100,340	169,176	150,575
Plant, equipment and vehicles | Cost
Property, plant and equipment
Amount at beginning of the year	399,595	356,420
Amount at end of the year	398,678	399,595	356,420
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(230,419)	(205,845)
Amount at end of the year	(298,338)	(230,419)	(205,845)
Mineral assets
Property, plant and equipment
Amount at beginning of the year	14,009	24,980
Additions	354	62
Additions, to sustain existing operations	250	62
Additions, to expand operations	104
Reduction in rehabilitation provisions capitalised	(493)	(14)
Assets capitalised or reclassified	3,541	4,518
Disposals and scrapping	(6)	(45)
Current year depreciation charge	(1,945)	(2,633)
Net impairment of property, plant and equipment	(1,024)	(12,859)
Amount at end of the year	14,436	14,009	24,980
Mineral assets | Cost
Property, plant and equipment
Amount at beginning of the year	53,259	49,388
Amount at end of the year	56,164	53,259	49,388
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(39,250)	(24,408)
Amount at end of the year	(41,728)	(39,250)	(24,408)
Assets under construction
Property, plant and equipment
Amount at beginning of the year	26,437	30,622
Additions	29,514	29,953
Additions, to sustain existing operations	23,245	23,549
Additions, to expand operations	6,269	6,404
Reduction in rehabilitation provisions capitalised	(189)	(365)
Finance costs capitalised	1,644	1,074
Assets capitalised or reclassified	(17,997)	(28,697)
Reclassification (to)/from held for sale	9
Translation of foreign operations	(171)	534
Disposals and scrapping	(493)	(1,004)
Net impairment of property, plant and equipment	(5,056)	(5,680)
Amount at end of the year	33,698	26,437	30,622
Assets under construction | Cost
Property, plant and equipment
Amount at beginning of the year	26,437	30,622
Amount at end of the year	R 33,698	R 26,437	R 30,622